UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 3512 )

Exact name of registrant as specified in charter: Putnam OTC & Emerging Growth Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Item 1. Schedule of Investments:

Putnam OTC & Emerging Growth Fund

The fund's portfolio
10/31/06 (Unaudited)

COMMON STOCKS (98.0%)(a)
	Shares	Value

Advertising and Marketing Services (0.7%)
Harte-Hanks, Inc.	192,900	$4,870,725

Aerospace and Defense (0.8%)
Alliant Techsystems, Inc. (NON)	77,700	5,999,217

Banking (1.2%)
Corus Bankshares, Inc.	206,800	4,245,604
Cullen/Frost Bankers, Inc.	75,400	4,083,664
		8,329,268

Biotechnology (1.7%)
Illumina, Inc. (NON)	2,401	105,548
Invitrogen Corp. (NON)	75,700	4,391,357
MedImmune, Inc. (NON)	235,000	7,529,400
		12,026,305

Broadcasting (1.0%)
Hearst-Argyle Television, Inc.	147,800	3,724,560
World Wrestling Entertainment, Inc.	205,876	3,431,953
		7,156,513

Building Materials (1.9%)
Genlyte Group, Inc. (The) (NON)	76,600	5,918,116
Sherwin-Williams Co. (The)	125,000	7,403,750
		13,321,866

Coal (0.7%)
Peabody Energy Corp.	124,064	5,206,966

Commercial and Consumer Services (1.3%)
infoUSA, Inc.	56,400	619,836
Manpower, Inc.	62,800	4,255,956
Navigant Consulting, Inc. (NON)	254,000	4,523,740
		9,399,532

Communications Equipment (1.5%)
Avaya, Inc. (NON)	516,400	6,615,084
Redback Networks, Inc. (NON)	231,700	3,665,494
		10,280,578

Computers (5.5%)

Acme Packet, Inc. (NON)	91,970	1,581,884
Aeroflex, Inc. (NON)	392,700	4,241,160
Avocent Corp. (NON)	113,300	4,159,243
Commvault Systems, Inc. (acquired various dates from
01/30/02 to 09/04/03, cost $2,332,551)
(Private)(RES)(NON)(F)	375,853	5,205,557
Electronics for Imaging, Inc. (NON)	153,900	3,638,196
Jack Henry & Associates, Inc.	241,400	5,260,106
Mentor Graphics Corp. (NON)	468,000	7,895,160
Rackable Systems, Inc. (NON)	64,600	2,003,246
Transaction Systems Architects, Inc. (NON)	149,600	5,043,016

		39,027,568

Consumer Cyclicals (0.5%)

Tupperware Brands Corp.	175,500	3,725,865

Consumer Goods (0.8%)

American Greetings Corp. Class A	103,302	2,469,951
Blyth Industries, Inc.	136,100	3,255,512

		5,725,463

Consumer Services (0.7%)

Interline Brands, Inc. (NON)	205,400	4,917,276

Electrical Equipment (2.3%)

Rofin-Sinar Technologies, Inc. (NON)	84,900	5,228,142
Superior Essex, Inc. (NON)	99,935	3,746,563
WESCO International, Inc. (NON)	114,400	7,466,888

		16,441,593

Electronics (5.8%)

Agere Systems, Inc. (NON)	391,700	6,651,066
Amphenol Corp. Class A	137,700	9,349,830
Avnet, Inc. (NON)	329,600	7,804,928
General Cable Corp. (NON)	151,400	5,692,640
Komag, Inc. (NON)	81,200	3,105,900
RF Micro Devices, Inc. (NON)	983,100	7,176,630
TTM Technologies, Inc. (NON)	150,426	1,827,676

		41,608,670

Energy (3.3%)

Cameron International Corp. (NON)	137,200	6,873,720
Helix Energy Solutions Group, Inc. (NON)	140,800	4,547,840
Hercules Offshore, Inc. (NON)	102,608	3,654,897
Pride International, Inc. (NON)	166,400	4,594,304
Rowan Cos., Inc.	115,500	3,855,390

		23,526,151

Financial (1.0%)

Advanta Corp. Class B	45,200	1,773,648
IntercontinentalExchange, Inc. (NON)	63,835	5,388,951

		7,162,599

Gaming & Lottery (0.7%)

Vail Resorts, Inc. (NON)	127,700	4,935,605

Health Care Services (5.1%)

AmSurg Corp. (NON)	140,400	2,951,208
Charles River Laboratories International, Inc. (NON)	113,900	4,888,588
Community Health Systems, Inc. (NON)	190,300	6,175,235
Henry Schein, Inc. (NON)	62,000	3,080,780
Laboratory Corp. of America Holdings (NON)	111,300	7,622,937
Pediatrix Medical Group, Inc. (NON)	116,300	5,225,359
Sierra Health Services, Inc. (NON)	186,300	6,378,912

		36,323,019

Household Furniture and Appliances (1.2%)

Whirlpool Corp.	100,000	8,693,000

Insurance (1.1%)

American Financial Group, Inc.	74,100	3,546,426
Safety Insurance Group, Inc.	88,400	4,420,884

		7,967,310

Investment Banking/Brokerage (2.7%)

A.G. Edwards, Inc.	101,600	5,796,280
Affiliated Managers Group (NON)	57,700	5,778,078
Calamos Asset Management, Inc. Class A	117,000	3,418,740
Nuveen Investments, Inc. Class A	90,991	4,485,856

		19,478,954

Leisure (0.6%)

K2, Inc. (NON)	312,300	4,266,018

Machinery (4.3%)

Cummins, Inc.	44,900	5,701,402
Lincoln Electric Holdings, Inc.	121,100	7,446,439
Parker-Hannifin Corp.	55,400	4,633,102
Timken Co.	225,500	6,776,275
Wabtec Corp.	198,700	6,237,193

		30,794,411

Manufacturing (1.6%)

Dover Corp.	123,600	5,871,000
Knoll, Inc.	18,870	373,626
Mettler-Toledo International, Inc. (Switzerland) (NON)	73,800	5,066,370

		11,310,996

Medical Technology (10.3%)

American Medical Systems Holdings, Inc. (NON)	251,000	4,470,310
C.R. Bard, Inc.	120,500	9,876,180
Dade Behring Holdings, Inc.	194,600	7,089,278
DENTSPLY International, Inc.	221,800	6,937,904
Edwards Lifesciences Corp. (NON)	144,300	6,194,799
Hologic, Inc. (NON)	90,400	4,352,760
Hospira, Inc. (NON)	206,100	7,491,735
Immucor, Inc. (NON)	263,800	7,262,414

Kinetic Concepts, Inc. (NON)	207,700	7,219,652
Millipore Corp. (NON)	67,400	4,349,322
Waters Corp. (NON)	160,900	8,012,820
		73,257,174

Metals (5.1%)
Agnico-Eagle Mines, Ltd. (Canada)	228,000	8,429,160
Cameco Corp. (Canada)	200,900	7,057,617
Coeur d'Alene Mines Corp. (NON)	654,700	3,208,030
Freeport-McMoRan Copper & Gold, Inc. Class B	118,400	7,160,832
Goldcorp, Inc. (Toronto Exchange) (Canada)	146,750	3,856,590
PAN American Silver Corp. (Canada) (NON)	149,800	3,319,568
Steel Dynamics, Inc.	53,800	3,233,918
		36,265,715

Office Equipment & Supplies (1.7%)
Global Imaging Systems, Inc. (NON)	250,600	5,455,562
John H. Harland Co.	157,500	6,440,175
		11,895,737

Oil & Gas (2.2%)
Noble Energy, Inc.	96,200	4,678,206
Patterson-UTI Energy, Inc.	166,500	3,862,800
Unit Corp. (NON)	83,000	3,850,370
Universal Compression Holdings, Inc. (NON)	55,700	3,356,482
		15,747,858

Pharmaceuticals (4.0%)
Barr Pharmaceuticals, Inc. (NON)	139,900	7,326,563
Cephalon, Inc. (NON)	127,900	8,976,022
Mylan Laboratories, Inc.	217,900	4,466,950
Salix Pharmaceuticals, Ltd. (NON)	375,195	5,001,349
Watson Pharmaceuticals, Inc. (NON)	105,800	2,847,078
		28,617,962

Publishing (0.3%)
GateHouse Media, Inc.	98,400	2,110,680

Real Estate (1.4%)
CB Richard Ellis Group, Inc. Class A (NON)	324,300	9,738,729
Realex Properties Corp. (Canada) (NON)	26,838	38,767
		9,777,496

Restaurants (3.7%)
Domino's Pizza, Inc.	382,400	10,393,632
Jack in the Box, Inc. (NON)	99,300	5,571,723
Papa John's International, Inc. (NON)	151,300	5,552,710
Sonic Corp. (NON)	226,500	5,152,875
		26,670,940

Retail (9.4%)
Advance Auto Parts, Inc.	146,200	5,119,924

Barnes & Noble, Inc.	104,900	4,333,419
Big Lots, Inc. (NON)	167,800	3,537,224
Circuit City Stores-Circuit City Group	236,800	6,388,864
Dollar Tree Stores, Inc. (NON)	159,100	4,946,419
Golf Galaxy, Inc. (NON)	46,000	713,920
OfficeMax, Inc.	261,600	12,446,928
Pacific Sunwear of California, Inc. (NON)	405,400	7,143,148
Pantry, Inc. (The) (NON)	81,800	4,464,644
RadioShack Corp.	435,300	7,765,752
Ross Stores, Inc.	165,500	4,870,665
Timberland Co. (The) Class A (NON)	189,800	5,475,730

		67,206,637

Schools (0.6%)

Capella Education Co. (acquired 2/14/02, cost
$2,500,003) (Private) (RES)(NON)(F)	224,820	4,530,131
UNEXT.com, LLC (acquired 4/14/00, cost $10,451,238)
(Private) (RES)(NON)(F)	125,000	1,250
		4,531,381

Semiconductor (0.7%)

Lam Research Corp. (NON)	103,100	5,098,295

Shipping (0.5%)

Omega Navigation Enterprises, Inc. (Marshall Islands)	226,100	3,594,990

Software (3.6%)

Autodesk, Inc. (NON)	100,600	3,697,050
Cadence Design Systems, Inc. (NON)	347,600	6,208,136
Epicor Software Corp. (NON)	298,300	4,185,149
Manhattan Associates, Inc. (NON)	140,700	4,154,871
Sybase, Inc. (NON)	291,100	7,088,285

		25,333,491

Technology (0.7%)

ON Semiconductor Corp. (NON)	797,200	4,958,584

Technology Services (3.9%)

Covansys Corp. (NON)	231,943	5,427,466
CSG Systems International, Inc. (NON)	317,700	8,571,546
Fiserv, Inc. (NON)	107,100	5,290,740
Jupitermedia Corp. (NON)	244,200	2,146,518
Knot, Inc. (The) (NON)	172,580	4,136,743
Tyler Technologies, Inc. (NON)	160,900	2,283,171

		27,856,184

Textiles (0.7%)

Maidenform Brands, Inc. (NON)	234,742	5,199,535

Toys (0.7%)

Jakks Pacific, Inc. (NON)	245,500	5,324,895

Transportation (0.5%)

Hornbeck Offshore Services, Inc. (NON)	108,300	3,908,550

Total common stocks (cost $648,733,810)			$699,851,572

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
		Shares	Value

Bowstreet Inc. Series A1, zero % cv. pfd. (acquired
11/23/04, cost $81,935) (Private) (RES) (NON)(F)		133,946	$92,772
Bowstreet, Inc. - escrow (acquired 3/22/06, cost
$32,140) (Private)(RES)(NON)(F)		258,397	3,214
MarketSoft Software Corp. - escrow (acquired 2/9/06,
cost $79,535) (Private)(RES)(NON)(F)		1,354,608	178,266
Totality Corp. Ser. D, $0.346 cum. cv. pfd. (acquired
6/26/00, cost $2,423,378) (Private) (RES)(NON)(F)		878,186	43,909

Total convertible preferred stocks (cost $2,616,988)			$318,161

PURCHASED OPTIONS OUTSTANDING (0.0%)(a) (cost $331,229)
	Expiration	Contract	Value
	date/strike price	amount

WESCO International, Inc. (Call)	Jan-07/ $65.00	45,930	$244,577

SHORT-TERM INVESTMENTS (2.1%)(a) (cost $14,971,204)
		Shares	Value

Putnam Prime Money Market Fund (e)		14,971,204	$14,971,204

TOTAL INVESTMENTS

Total investments (cost $666,653,231) (b)			$715,385,514

WRITTEN OPTIONS OUTSTANDING at 10/31/06 (premiums received $546,490) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

WESCO International, Inc. (Call)	$91,860	Jan-07/ 70.00	$277,141
Rackable Systems, Inc. (Call)	64,600	Nov-06/ 31.79	87,888
Redback Networks, Inc. (Call)	115,850	Dec-06/ 17.34	60,242
Lam Research Corp. (Call)	10,310	Nov-06/ 55.90	6,186
Komag, Inc. (Put)	8,120	Nov-06/ 30.64	479

Total			$431,936

NOTES

(a) Percentages indicated are based on net assets of $714,148,516.

(b) The aggregate identified cost on a tax basis is $666,777,059, resulting in gross unrealized appreciation and depreciation of $92,306,098 and $43,697,643, respectively, or net unrealized appreciation of $48,608,455.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at October 31, 2006 was $10,055,099 or 1.4% of net assets.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $303,443 for the period ended October 31, 2006. During the period ended October 31, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $92,414,763 and $86,140,399, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

At October 31, 2006, liquid assets totaling $11,317,839 have been designated as collateral for open written options.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam OTC & Emerging Growth Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 28, 2006